Income Taxes (Deferred Tax Assets and Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for bad debts	$ 0.5	$ 2.2
Self insurance accruals	17.9	19.4
Operating accruals	10.2	5.6
Environmental accruals	26.0	27.3
Pension and postretirement benefit liabilities	102.7	107.8
Employee benefit accruals	36.0	32.2
Tax credit carry forwards	44.9	25.6
Net operating losses	19.7	19.4
Inventory	3.1	1.6
Other	0	3.3
Gross deferred tax assets	261.0	244.4
Valuation allowance	(21.0)	(21.2)
Total net deferred tax assets	240.0	223.2
Plants, equipment and facilities	(97.8)	(110.7)
Insurance receivables	(7.5)	(8.1)
Intangibles	(150.4)	(94.2)
Other	(9.1)	(0.8)
Gross deferred tax liabilities	(264.8)	(213.8)
Net deferred tax assets/(liabilities)	$ (24.8)	$ 9.4